SUBSEQUENT EVENTS - Merchant Cash Advance Agreement (Details) - USD ($)					6 Months Ended		12 Months Ended
	Jul. 09, 2026	Mar. 24, 2026	Mar. 16, 2026	Feb. 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
Proceeds form the issuance of debt					$ 4,766,878	$ 735,000	$ 2,706,658	$ 6,515,160
Subsequent events | Merchant cash advances
SUBSEQUENT EVENTS
Principal amount		$ 350,000	$ 650,000
Proceeds form the issuance of debt		$ 335,738	$ 428,400	$ 200,000
Subsequent events | Merchant cash advances | Purchase order financing advance
SUBSEQUENT EVENTS
Company sold and assigned	$ 142,000
Principal amount	100,000
Origination fees	5,000
Amount of fee payable	6,000
Proceeds form the issuance of debt	$ 95,000
Percentage of sales receipts to be remitted	16.39%
Amount of initial estimated daily remittance	$ 946.67
Amount of initial estimated weekly remittance	$ 4,733.33
Annual interest rate for funds borrowed	79.00%